Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com Newtek Small Business Finance, LLC Newtek Business Services, Corp. 1981 Marcus Avenue, Suite 130 Lake Success, New York 11042 Independent Accountants’ Report on Applying Agreed-Upon Procedures We have performed the procedures described below, which were agreed to by Newtek Small Business Finance, LLC and Newtek Business Services, Corp. (collectively, the “Company”) and Deutsche Bank Securities Inc. (the “Other Specified Party” and, together with the Company, the “Specified Parties”) related to their evaluation of certain information with respect to a portfolio of small business loans in connection with the proposed offering of Newtek Small Business Loan Trust 2019-1, Unguaranteed SBA 7(a) Loan-Backed Notes, Series 2019-1. The Company is responsible for the information provided to us, including the information set forth in the Statistical Loan File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose. Agreed-Upon Procedures On August 15, 2019, at the instruction of the Company, we accessed the “Company Website” (https://vault.newtekone.com) and obtained a small business loan listing with respect to 623 small business loans (the “Small Business Loan Listing”). At the instruction of the Company, for those small business loans set forth on the Small Business Loan Listing having a “Status” of “Closed and Fully Funded”, we selected the top 156 small business loans based on “Current Borrower Balance” (the “Sample Loans”). Further, on August 22, 2019, at the instruction of the Company, we accessed the Company Website and obtained a computer-generated small business loan data file and related record layout containing data, as represented to us by the Company, as of the close of business on July 31, 2019, with respect to each of the Sample Loans (the “Statistical Loan File”). At the instruction of the Company, we performed certain comparisons and recomputations for each of the Sample Loans relating to the small business loan characteristics (the “Characteristics”) set forth on the Statistical Loan File and indicated below. Member of Deloitte Touche Tohmatsu Limited

Characteristics 1. Loan number (for informational purpose only) 17. Market value – Residential (if applicable) 2. Note date 18. Lien position – Residential (if applicable) 3. Primary borrower name 19. Market value – Commercial (if applicable) 4. Original principal balance 20. Lien position – Commercial (if applicable) 5. Index description 21. Market value – Machine & Equipment (if applicable) 6. Interest rate type (Fixed/Variable) 22. Lien position – Machine & Equipment (if applicable) 7. Initial spread 23. Market value – Furniture & Fixtures (if applicable) 8. Maturity date 24. Lien position – Furniture & Fixtures (if applicable) 9. Original term to maturity 25. Market value – Account Receivables & Inventory (if applicable) 10. Prepayment penalty indicator (yes/no) 26. Lien position – Account Receivables & Inventory (if applicable) 11. Property state 27. Market value – Marketable Securities (if applicable) 12. Personal guarantee indicator (yes/no) 28. Lien position – Marketable Securities (if applicable) 13. Guarantee Percentage 29. Market value – Other Collateral (if applicable) 14. Maximum FICO score 30. Lien position – Other Collateral (if applicable) 15. Loan purpose 31. Combined debt service coverage ratio 16. Primary collateral type We compared Characteristics 2. through. 10. to the corresponding information set forth on or derived from the Promissory Note (the “Note”). We compared Characteristics 11. through 13. to the corresponding information set forth on or derived from the “SBA Loan Authorization Document.” We compared Characteristics 14. through 30. to the corresponding information set forth on or derived from the Credit Write Up or Modified Credit Write Up (collectively, the “Credit Write Up”). Using the methodologies provided to us by representatives of the Company, we compared Characteristic 31. to the Credit Write Up. In addition to the procedures described above, for each Sample Loan that indicated an original term to maturity of 15 years or greater (as set forth on the Note), we observed a prepayment penalty indicator of “Yes” on the Note. At your instruction, for purposes of such comparisons: • with respect to Characteristics 2. and 8., differences of 30 days or less are deemed to be “in agreement;” • with respect to Characteristic 15., we compared the loan purpose set forth on the Statistical Loan File to the loan purpose with the highest loan proceeds for such Sample Loan indicated within the table entitled “Use of Proceeds” or “Sources and Uses” on the Credit Write Up; • with respect to Characteristic 16., we compared the primary collateral type set forth on the Statistical Loan File to the primary collateral type with the highest net market value for such Sample Loan indicated within the table entitled “Current Collateral Grid” or “Collateral” on the Credit Write Up; • with respect to our comparison for Characteristics 17., 19., 21., 23., 25., 27. and 29., differences of $1.00 or less are deemed to be “in agreement;” and • with respect to our comparison of Characteristic 18., for the Sample Loans indicated in Appendix A, we observed a difference with respect to the Lien Position – Residential set forth on the Statistical Loan File when compared to the Lien Position – Residential set forth on the Credit Write Up. For these Sample Loans, we were instructed to perform an additional procedure and compare the Lien Position – Residential set forth on the Statistical Loan File to the SBA Loan Authorization Document. ******* The small business loan documents described above and any other related documents used in support of the Characteristics were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Loan Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Loan Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Loan Documents. In addition, we make no representations as to whether the Loan Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Loans. Agreed-Upon Procedures’ Findings The results of the foregoing procedures indicated that the Characteristics set forth on the Statistical Loan File were found to be in agreement with the above mentioned Loan Documents, except as described in Appendix B. Supplemental information is contained on Appendix C. ****** We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the small business loans underlying the Statistical Loan File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the small business loans or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies. It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations. None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization. This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties. Yours truly, /s/ Deloitte & Touche LLP September 3, 2019

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated September 3, 2019. In applying our agreed-upon procedures as outlined above, we performed additional procedures with respect to Characteristic 18. for the following Sample Loans: 161992 200358 202147 The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated September 3, 2019 In applying our agreed-upon procedures as outlined above, we observed the following: Exception Description Number Exception Description 1 One difference in Market Value - Residential 2 Two differences in Market Value – Commercial 3 Two differences in Market Value -Machine & Equipment The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated September 3, 2019 Supplemental Information Related to the Findings Set Forth on Appendix B Exception Description Sample Loan Characteristic set forth on Characteristic set forth Number number Characteristic the Statistical Loan File on the Loan Documents 1 222608 Market Value - Residential $483,601.00 $486,601.00 2 111160 Market Value - Commercial $2,970,000.00 $2,770,000.00 2 213483 Market Value - Commercial $2,915,000.00 $3,015,000.00 3 209241 Market Value – Machine & Equipment $6,565,181.00 $918,210.00 3 209242 Market Value – Machine & Equipment $6,565,181.00 $918,210.00 The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.